Note 22 - Trade and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Disclosure of the components and trade and other receivables [text block]
	2020	2019	January 1, 2019

Bullion sales receivable	1,311	2,987	2,695
VAT receivables	2,278	1,765	2,743
Deferred consideration on the disposal of subsidiary	1,100	1,991	–
Deposits for stores and equipment and other receivables	273	169	954
	4,962	6,912	6,392